Financial instruments Liabilities - Warrants Roll forward (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period			$ 110,441
Balance at end of period			153,633	$ 110,441
Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period			108,986
Balance at end of period			152,303	108,986
Subsidiary warrant liability
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period			7,997
Balance at end of period			8,206	7,997
Subsidiary warrant liability | Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period			7,997	13,012	$ 13,095
Warrant Issuance			92	4,706
Change in fair value			117	11,890	(83)
Balance at end of period			$ 8,206	7,997	$ 13,012
Gelesis [Member] | Subsidiary warrant liability | Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Roll Forward]
Warrant Issuance		$ 4,700
Deconsolidation	$ (21,600)			$ (21,611)